FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07288
                                                     ---------

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  12/31/07
                           --------



Item 1. Schedule of Investments.


Franklin Strategic Mortgage Portfolio

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ....................................................  3

Notes to Statement of Investments ...........................................  8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 127.9%
    MORTGAGE-BACKED SECURITIES 85.4%
  b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.4%
    FHLMC, 5.691%, 10/01/18 ...................................................................          193,939      $     197,060
    FHLMC, 5.969%, 10/01/36 ...................................................................        2,933,348          3,010,391
    FHLMC, 6.181%, 7/01/30 ....................................................................          568,002            584,143
    FHLMC, 6.541%, 1/01/28 ....................................................................          351,693            359,639
    FHLMC, 6.616%, 3/01/19 ....................................................................          225,513            228,437
    FHLMC, 6.782%, 11/01/16 ...................................................................          445,572            449,275
    FHLMC, 6.872%, 11/01/25 ...................................................................           98,693             99,630
    FHLMC, 6.875%, 4/01/17 ....................................................................           62,577             62,658
    FHLMC, 6.912%, 5/01/20 ....................................................................          240,274            243,178
    FHLMC, 6.989%, 4/01/30 ....................................................................        1,549,593          1,620,927
    FHLMC, 7.066%, 7/01/22 ....................................................................        1,386,819          1,402,165
    FHLMC, 7.088%, 11/01/19 ...................................................................          191,370            200,635
    FHLMC, 7.106%, 5/01/22 ....................................................................           68,147             68,902
    FHLMC, 7.158%, 4/01/24 ....................................................................          263,492            265,862
    FHLMC, 7.21%, 1/01/32 .....................................................................          128,178            129,018
    FHLMC, 7.211%, 8/01/31 ....................................................................           87,036             87,445
    FHLMC, 7.309%, 1/01/31 ....................................................................          214,505            216,477
    FHLMC, 7.354%, 12/01/30 ...................................................................          150,382            151,383
    FHLMC, 7.375%, 4/01/18 ....................................................................          102,157            102,900
    FHLMC, 7.475%, 7/01/24 ....................................................................          179,198            181,025
    FHLMC, 7.658%, 4/01/31 ....................................................................           69,512             70,875
                                                                                                                      --------------
                                                                                                                          9,732,025
                                                                                                                      --------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 33.6%
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 .............................................        3,524,560          3,533,770
    FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ..............................................            1,722              1,752
    FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ..............................................            3,286              3,381
    FHLMC Gold 15 Year, 7.50%, 4/01/10 ........................................................            1,528              1,569
    FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .............................................           19,308             19,830
  c FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 .............................................        7,889,681          7,702,950
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ........................................................        3,933,015          3,840,548
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ........................................................        3,718,156          3,630,740
    FHLMC Gold 30 Year, 5.50%, 9/01/33 ........................................................          506,568            506,502
  c FHLMC Gold 30 Year, 5.50%, 1/01/34 ........................................................       26,860,000         26,805,447
    FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 ..............................................          644,605            655,790
  c FHLMC Gold 30 Year, 6.00%, 1/15/31 ........................................................       13,400,000         13,598,910
    FHLMC Gold 30 Year, 6.00%, 8/01/34 ........................................................        3,782,240          3,845,100
    FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32 ..............................................        1,606,246          1,665,765
  c FHLMC Gold 30 Year, 6.50%, 1/01/31 ........................................................        4,250,000          4,368,868
    FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .............................................          892,258            950,704
    FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ..............................................          184,795            197,307
    FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .............................................          411,582            434,880
    FHLMC Gold 30 Year, 9.00%, 9/01/30 ........................................................          267,219            290,395
    FHLMC Gold 30 Year, 9.25%, 12/01/08 .......................................................            4,194              4,268
    FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .............................................        1,161,669          1,269,634
    FHLMC PC 30 Year, 8.50%, 2/01/17 - 5/01/17 ................................................          999,813          1,065,830
    FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ................................................            2,100              2,251


                                          Quarterly Statement of Investments | 3

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
    FHLMC PC 30 Year, 9.25%, 8/01/14 ..........................................................            6,613      $       7,096
    FHLMC PC 30 Year, 9.50%, 12/01/09 - 8/01/19 ...............................................          160,560            172,471
                                                                                                                      --------------
                                                                                                                         74,575,758
                                                                                                                      --------------
  b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 5.5%
    FNMA, 5.407%, 10/01/19 ....................................................................          361,845            368,415
    FNMA, 5.633%, 1/01/18 .....................................................................        2,277,496          2,274,473
    FNMA, 5.907%, 5/01/21 .....................................................................          338,138            347,060
    FNMA, 5.995%, 5/01/30 .....................................................................          195,178            201,051
    FNMA, 6.261%, 7/01/17 .....................................................................          184,481            183,733
    FNMA, 6.35%, 12/01/24 .....................................................................          112,942            116,096
    FNMA, 6.402%, 12/01/31 ....................................................................           75,335             76,640
    FNMA, 6.419%, 6/01/17 .....................................................................          138,745            139,400
    FNMA, 6.443%, 4/01/18 .....................................................................          199,420            206,231
    FNMA, 6.469%, 7/01/31 .....................................................................        1,007,967          1,038,846
    FNMA, 6.703%, 1/01/17 .....................................................................          749,763            748,447
    FNMA, 6.722%, 4/01/18 .....................................................................           37,264             38,107
    FNMA, 6.789%, 7/01/25 - 4/01/31 ...........................................................          196,379            197,637
    FNMA, 6.812%, 4/01/21 .....................................................................           36,737             36,883
    FNMA, 6.852%, 12/01/22 ....................................................................          234,806            236,815
    FNMA, 6.875%, 9/01/18 .....................................................................           53,540             53,952
    FNMA, 6.945%, 5/01/27 .....................................................................          190,618            192,950
    FNMA, 6.961%, 7/01/19 .....................................................................        1,421,588          1,437,362
    FNMA, 7.00%, 11/01/28 .....................................................................          137,173            139,356
    FNMA, 7.006%, 7/01/14 .....................................................................          378,751            381,041
    FNMA, 7.02%, 7/01/27 ......................................................................          144,428            145,509
    FNMA, 7.045%, 11/01/31 - 4/01/33 ..........................................................        1,287,924          1,314,877
    FNMA, 7.082%, 8/01/27 .....................................................................          165,819            167,797
    FNMA, 7.104%, 7/01/31 .....................................................................           20,667             20,989
    FNMA, 7.144%, 2/01/32 .....................................................................          161,266            163,343
    FNMA, 7.175%, 8/01/32 .....................................................................           39,407             39,872
    FNMA, 7.189%, 8/01/29 .....................................................................           62,564             63,693
    FNMA, 7.21%, 10/01/24 .....................................................................          383,140            390,126
    FNMA, 7.215%, 5/01/31 .....................................................................           29,346             29,893
    FNMA, 7.248%, 4/01/27 .....................................................................          188,745            190,106
    FNMA, 7.275%, 6/01/31 .....................................................................          388,622            390,422
    FNMA, 7.301%, 10/01/32 ....................................................................          270,265            271,091
    FNMA, 7.326%, 9/01/32 .....................................................................          445,076            453,635
    FNMA, 7.377%, 8/01/26 .....................................................................          149,578            151,625
    FNMA, 7.52%, 7/01/26 ......................................................................           44,901             45,201
    FNMA, 7.625%, 10/01/29 ....................................................................           25,816             26,121
                                                                                                                      --------------
                                                                                                                         12,278,795
                                                                                                                      --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 39.4%
    FNMA 7 Year, 9.00%, 11/01/11 ..............................................................          129,648            136,512
    FNMA 15 Year, 5.00%, 6/01/18 - 4/01/20 ....................................................        4,978,002          4,986,335
    FNMA 15 Year, 5.00%, 7/01/18 ..............................................................        3,803,112          3,812,863
    FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ....................................................        3,803,950          3,862,401


4 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
    FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 ...................................................          319,207      $     330,639
    FNMA 15 Year, 7.00%, 11/01/11 .............................................................              852                882
    FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 ....................................................           25,821             26,759
    FNMA 15 Year, 9.00%, 2/01/11 ..............................................................          170,649            177,671
  c FNMA 30 Year, 5.00%, 4/01/34 - 1/01/35 ....................................................        2,898,385          2,829,736
    FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35 ...................................................        9,597,221          9,603,999
    FNMA 30 Year, 5.50%, 11/01/34 .............................................................       15,749,440         15,752,774
  c FNMA 30 Year, 5.50%, 1/15/37 ..............................................................        5,600,000          5,593,874
    FNMA 30 Year, 6.00%, 12/01/23 - 12/01/35 ..................................................       11,589,808         11,796,563
  c FNMA 30 Year, 6.00%, 1/01/29 ..............................................................       13,100,000         13,302,644
    FNMA 30 Year, 6.00%, 10/01/34 .............................................................        5,269,988          5,359,650
    FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 ...................................................        7,427,777          7,684,892
    FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ....................................................          435,664            465,217
    FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ....................................................           71,451             76,331
    FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ..................................................          933,170          1,005,093
    FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 ....................................................           71,955             77,309
    FNMA 30 Year, 9.25%, 10/01/09 .............................................................            1,681              1,702
    FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ...................................................          334,727            362,957
    FNMA 30 Year, 10.00%, 8/01/15 - 4/01/21 ...................................................          336,632            384,933
    FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ...................................................           26,636             29,632
    FNMA 30 Year, 11.00%, 10/01/15 ............................................................           13,799             15,134
    FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ...................................................            3,606              4,132
    FNMA 30 Year, 12.50%, 12/01/13 ............................................................              731                843
                                                                                                                      --------------
                                                                                                                         87,681,477
                                                                                                                      --------------
  b GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.1%
    GNMA, 5.125%, 11/20/25 ....................................................................           79,146             80,222
    GNMA, 5.625%, 7/20/27 .....................................................................          240,498            241,735
                                                                                                                      --------------
                                                                                                                            321,957
                                                                                                                      --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.4%
    GNMA I SF 15 Year, 7.00%, 4/15/14 .........................................................           38,559             40,196
    GNMA I SF 15 Year, 8.00%, 9/15/15 .........................................................           30,278             32,166
    GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ...............................................          705,247            731,586
    GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ...............................................          757,230            801,510
    GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 .............................................           98,816            105,499
    GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 ...............................................          377,325            406,095
    GNMA I SF 30 Year, 8.25%, 4/15/08 - 5/15/21 ...............................................          217,483            234,606
    GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ...............................................          461,123            501,091
    GNMA I SF 30 Year, 9.00%, 9/15/08 - 8/15/28 ...............................................          105,442            112,042
    GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 ..............................................           65,879             68,504
    GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 .............................................            9,702             11,244
    GNMA I SF 30 Year, 10.50%, 1/15/16 ........................................................            1,060              1,231
    GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ..............................................        1,220,238          1,264,858
    GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 .............................................          629,509            668,963
    GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ..............................................          178,999            191,399
    GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ..............................................           79,354             85,376


                                          Quarterly Statement of Investments | 5

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
    GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 .............................................            8,360      $       9,045
    GNMA II SF 30 Year, 10.50%, 6/20/20 .......................................................               27                 32
                                                                                                                      --------------
                                                                                                                          5,265,443
                                                                                                                      --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $190,592,187) ......................................                         189,855,455
                                                                                                                      --------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 42.5%
    FINANCE 42.5%
  b Ace Securities Corp., 2004-HE4, M9, 7.965%, 12/25/34 ......................................          947,011            574,867
  b AFC Home Equity Loan Trust, 1997-4, 2A2, 5.505%, 12/22/27 .................................          530,482            523,303
  b Ameriquest Mortgage Securities Inc., 2003-12, M2, 6.565%, 1/25/34 .........................        2,865,083          2,673,594
  b Asset-Backed Funding Certificates, 2005-HE2, A2C, 5.165%, 6/25/35 .........................          781,980            780,173
  b Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE4, A1, 5.025%, 5/25/35 .......          325,263            322,585
b,d Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 4.893%, 7/25/23 (Canada) ............        1,857,915 CAD      1,870,946
    Bear Stearns Commercial Mortgage Securities Inc.,
      2005-PW10, A4, 5.405%, 12/11/40 .........................................................        3,000,000          3,005,731
  b,d 2007-T26, B, 144A, 5.601%, 1/12/45 ......................................................        2,650,000          2,347,739
    d sub. bond, 2007-PW15, B, 144A, 5.444%, 2/11/44 ..........................................        6,250,000          5,563,254
    CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 .....................        2,175,305          2,112,162
    Citigroup/Deutsche Bank Commercial Mortgage Trust,
      2006-CD3, A5, 5.617%, 10/15/48 ..........................................................        7,000,000          7,149,313
      2007-CD4, C, 5.476%, 12/11/49 ...........................................................        6,500,000          5,786,921
    Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 .........................           95,779             95,474
    Countrywide Asset-Backed Certificates,
      2004-7, AF4, 4.774%, 8/25/32 ............................................................          889,298            881,181
    b 2006-11, 1AF1, 4.985%, 9/25/46 ..........................................................          778,427            770,394
  b FHLMC, 2942, TF, 5.378%, 3/15/35 ..........................................................        1,505,064          1,490,251
  b First Franklin Mortgage Loan Asset-Backed Certificates,
      2004-FF3, B3, 8.034%, 5/25/34 ...........................................................          699,375             14,784
      2004-FF11, 1A2, 5.215%, 1/25/35 .........................................................          280,716            265,957
      2006-FF12, A2, 4.905%, 9/25/36 ..........................................................        1,746,094          1,716,277
    FNMA,
    b 2007-1, NF, 5.115%, 2/25/37 .............................................................        1,155,029          1,140,216
      G93-33, K, 7.00%, 9/25/23 ................................................................       2,056,710          2,194,917
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38 .........................       1,262,683          1,259,810
    Greenwich Capital Commercial Funding Corp.,
      2004-GG1, A7, 5.317%, 6/10/36 ............................................................       5,000,000          5,095,336
      2007-GG9, C, 5.554%, 3/10/39 .............................................................       3,500,000          3,141,269
  b HSI Asset Securitization Corp. Trust, 2006-OPT4, 2A2, 4.975%, 3/25/36 ......................       1,750,000          1,721,611
    JPMorgan Chase Commercial Mortgage Securities Corp.,
    b 2004-CB9, A4, 5.554%, 6/12/41 ............................................................       3,779,632          3,899,051
      2004-LN2, A2, 5.115%, 7/15/41 ............................................................         557,685            561,073
  b LB-UBS Commercial Mortgage Trust, 2007-C2, C, 5.611%, 2/15/40 ..............................       6,100,000          5,489,591
  b Master Asset-Backed Securities Trust, 2006-AB1, A1, 5.005%, 2/25/36 ........................       1,983,681          1,963,454
  b Merrill Lynch Mortgage Investors Trust, 2006-RM2, A1B, 5.10%, 5/25/37 ......................       5,562,565          5,317,382
  b Morgan Stanley ABS Capital I,
      2006-NC3, A2B, 4.985%, 3/25/36 ...........................................................       3,000,000          2,940,957
      2006-NC4, A2A, 4.895%, 6/25/36 ...........................................................         647,268            638,423


6 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
  b Morgan Stanley Capital I, 2004-IQ7, A4, 5.540%, 6/15/38 ...................................        6,000,000      $   6,161,659
  b Novastar Home Equity Loan, 2004-4, M4, 5.965%, 3/25/35 ....................................        1,500,000          1,281,168
  b Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, 4.975%, 9/25/37 ...............        2,000,000          1,854,486
  b Permanent Financing PLC, 8, 2A, 5.216%, 6/10/14 (United Kingdom) ..........................        6,100,000          6,090,704
    Residential Asset Securities Corp.,
      2004-KS1, AI4, 4.213%, 4/25/32 ..........................................................        1,298,070          1,285,064
    b 2005-AHL2, A2, 5.125%, 10/25/35 .........................................................          311,294            301,666
    Residential Funding Mortgage Securities II,
      2004-HI2, A4, 5.24%, 9/25/18 ............................................................        1,669,534          1,660,092
    b 2006-HI1, A1, 4.975%, 2/25/36 ...........................................................          371,342            367,828
  b Securitized Asset-Backed Receivables LLC, 2006-FR1, A2A, 4.935%, 11/25/35 .................           46,431             46,351
  b Specialty Underwriting and Residential Finance, 2006-BC2, A2A, 4.925%, 2/25/37 ............          738,796            734,121
  b Structured Asset Investment Loan Trust, 2004-1, M5, 7.865%, 2/25/34 .......................          434,772            118,214
b,d Structured Asset Securities Corp., 2005-SC1, 1A1, 144A, 5.135%, 5/25/31 ...................          916,142            910,925
  b Travelers Mortgage Services Inc., 1998-5A, A, 6.272%, 12/25/18 ............................          141,017            141,017
    Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 .................................          100,000            104,206
                                                                                                                      --------------

    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
      (COST $99,598,540) ......................................................................                          94,365,497
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS (COST $290,190,727) ...........................................                         284,220,952
                                                                                                                      --------------
    SHORT TERM INVESTMENTS 2.8%
    U.S. GOVERNMENT AND AGENCY SECURITY (COST $298,690) 0.1%
e,f U.S. Treasury Bill, 2/21/08 ...............................................................          300,000            298,774
                                                                                                                      --------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $290,489,417) ............................                         284,519,726
                                                                                                                      --------------

                                                                                                  ------------------
                                                                                                         SHARES
                                                                                                  ------------------
    MONEY MARKET FUND (COST $5,882,240) 2.7%
 g  Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% ......................        5,882,240          5,882,240
                                                                                                                      --------------

    TOTAL INVESTMENTS (COST $296,371,657) 130.7% ..............................................                         290,401,966
    OTHER ASSETS, LESS LIABILITIES (30.7)% ....................................................                         (68,166,373)
                                                                                                                      --------------
    NET ASSETS 100.0% .........................................................................                       $ 222,235,593
                                                                                                                      ==============

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar

SELECTED PORTFOLIO ABBREVIATIONS

PC  -  Participation Certificate
SF  -  Single Family

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c A portion or all of the security purchased on a to-be-announced basis.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2007, the aggregate value of these securities was $10,692,864, representing 4.81% of net assets.

e The security is traded on a discount basis with no stated coupon rate.

f On deposit with broker for initial margin on futures contracts.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Franklin Strategic Mortgage Portfolio

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


8 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

3. INCOME TAXES

At December 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................   $ 296,532,105
                                                           ==============

Unrealized appreciation ................................   $     919,659
Unrealized depreciation ................................      (7,049,798)
                                                           --------------
Net unrealized appreciation (depreciation) .............   $  (6,130,139
                                                           ==============

4. FINANCIAL FUTURES CONTRACTS

At December 31, 2007, the Fund had the following financial futures contracts outstanding:

                                        ------------------------------------------------------
                                        NUMBER OF                     CONTRACT     UNREALIZED
                                        CONTRACTS   DELIVERY DATES   FACE VALUE   GAIN (LOSS)
                                        ------------------------------------------------------
CONTRACTS TO SELL
U.S. Treasury 10 Year Note ..........      45          3/03/08       $4,500,000     $ (4,570)
U.S. Treasury Long Bond .............      80          3/03/08       $8,000,000     $103,125

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN STRATEGIC MORTGAGE PORTFOLIOS

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 27, 2008














                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

02/27/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration


















I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

02/27/08


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer